Document and Entity Information	May 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Entity File Number	814-01162
Entity Registrant Name	Venture Lending & Leasing VIII, Inc.
Entity Central Index Key	0001642862
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-3919702
Entity Address, Address Line One	104 La Mesa Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Portola Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94028
City Area Code	650
Local Phone Number	234-4300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false